Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2011
Registrant Name	AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Central Index Key	0000896435
Amendment Flag	false
Document Creation Date	Apr. 26, 2012
Document Effective Date	Apr. 30, 2012
Prospectus Date	Apr. 30, 2012